UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	9/30/11

Date of reporting period:	07/01/2011 - 06/30/2012

Registrant :	Putnam Diversified Income Trust
Fund Name :	Putnam Diversified Income Trust
Date of fiscal year end:	09/30/2011

Compton Petroleum Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMT	CUSIP 204755AD4	07/25/2011		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Share Consolidation	Mgmt	For	For	For

Opti Canada Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OPCDF	CUSIP 68383KAB5	09/07/2011		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approval of the Plan	Mgmt	For	For	For

The Royal Bank of Scotland Group plc
	Ticker	Security ID:	Meeting Date		Meeting Status
	RBS	CUSIP 780097AU5	05/30/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Accounts and Reports	Mgmt	For	For	For
	2	Directors' Remuneration Report	Mgmt	For	For	For
	3	Elect Alison Davis	Mgmt	For	For	For
	4	Elect Tony Di lorio	Mgmt	For	For	For
	5	Elect Baroness Sheila Noakes	Mgmt	For	For	For
	6	Elect Sir Sandy Crombie	Mgmt	For	For	For
	7	Elect Sir Philip Hampton	Mgmt	For	For	For
	8	Elect Stephen Hester	Mgmt	For	For	For
	9	Elect Penny Hughes	Mgmt	For	For	For
	10	Elect Joseph MacHale	Mgmt	For	For	For
	11	Elect Brendan Nelson	Mgmt	For	For	For
	12	Elect Arthur Ryan	Mgmt	For	For	For
	13	Elect Bruce Van Saun	Mgmt	For	For	For
	14	Elect Philip Scott	Mgmt	For	For	For
	15	Appointment of Auditor	Mgmt	For	For	For
	16	Authority to Set Auditor's Fees	Mgmt	For	For	For
	17	Authority to Issue Shares w/ Preemptive Rights	Mgmt	For	For	For
	18	Authority to Issue Shares w/o Preemptive Rights	Mgmt	For	For	For
	19	Share Subdivision and Consolidation	Mgmt	For	For	For
	20	Amendments to Articles Regarding Deferred Shares	Mgmt	For	For	For
	21	Authority to Issue Shares w/ Preemptive Rights to Convert B Shares	Mgmt	For	For	For
	22	Authority to Issue Shares w/o Preemptive Rights to Convert B Shares	Mgmt	For	For	For
	23	Amendment to the Sharesave Plan and Irish Sharesave Plan	Mgmt	For	For	For
	24	Authority to Set General Meeting Notice Period at 14 Days	Mgmt	For	Against	Against
	25	Authorisation of Political Donations	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Diversified Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2012